SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE H - SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Fund has entered into agreements to transfer 49% of it's interests in one operating limited partnership by June 2013. The transfer price and other terms for the disposition of the operating limited partnership has been determined. The proceeds received for the operating limited partnership were $122,500. The gain on the transfer of this operating limited partnership was $50,000 and was recognized in the first quarter of the fiscal year ended 2013.